Summary Of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Subsidiaries
2)	The detail information of the subsidiaries was as follows:

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

The Company	ASE	Engaged in the packaging and testing of semiconductors	R.O.C.	100.0	100.0
	USI Inc. (“USIINC”)	Holding company	R.O.C.	100.0	100.0
	SPIL	Engaged in the assembly, testing and turnkey services of integrated circuit	R.O.C.	100.0	100.0
	ASE Social Enterprise Co., Ltd.	Engaged in social services, and was established in June 2022	R.O.C.	100.0	100.0
	ASE Global Integrated Solutions Co., Ltd.	Engaged in integration-relevant services, and was established in September 2023	R.O.C.	—	100.0
ASE	A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
	J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
	Innosource Limited	Holding company	British Virgin Islands	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Omniquest Industrial Limited	Holding company	British Virgin Islands	71.0	71.0
	ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
	ASE Test, Inc. (“ASET”)	Engaged in the testing of semiconductors	R.O.C.	100.0	100.0
	Luchu Development Corporation (“LUCHU”)	Engaged in the development of real estate properties, and was disposed in December 2023 (Note 30)	R.O.C.	67.1	—
	Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in the manufacturing of integrated circuit	R.O.C.	7.6	7.6
	ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0
	ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
ASET	Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
	Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
	LUCHU	Engaged in the development of real estate properties, and was disposed in December 2023 (Note 30)	R.O.C.	19.0	—
	TLJ Intertech Inc.	Engaged in information software services	R.O.C.	60.0	60.0
	AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	43.4	43.4
A.S.E. Holding Limited	ASE Investment (Labuan) Inc.	Holding company	Malaysia	70.1	70.1
	ASE Test Limited (“ASE Test”)	Holding company	Singapore	10.2	10.2
	ASE Technology Partners, Limited	Holding company	British Cayman Islands	100.0	100.0
	Integrated Solutions Enterprise Europe (“ITGEU”)	Trading company	Belgium	100.0	100.0
J&R Holding	ASE Test	Holding company	Singapore	89.8	89.8
	Omniquest Industrial Limited	Holding company	British Virgin Islands	8.4	8.4
	J&R Industrial Inc.	Engaged in leasing equipment and investing activity	R.O.C.	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASE Japan Co., Ltd.	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
	ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
	Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
Innosource Limited	Omniquest Industrial Limited	Holding company	British Virgin Islands	20.6	20.6
	ASE (Shanghai) Inc. (“ASEMTL”)	Engaged in the production of substrates	Shanghai, China	8.5	8.5
	ASE Enterprise Management (Shanghai) Inc. (“ASEEMSH”)	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	—	8.5
Omniquest Industrial Limited	ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
Alto Enterprises Limited	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Super Zone Holdings Limited	Advanced Semiconductor Engineering (China) Ltd.	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	ASE (Korea) Inc.	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
ASE Technology Partners, Limited	ASE Technology Acquisition Corporation	Holding company	British Cayman Islands	100.0	100.0
ASE Test	ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
	ASE Holdings (Singapore) Pte Ltd	Holding company	Singapore	100.0	100.0
	ASE Investment (Labuan) Inc.	Holding company	Malaysia	29.9	29.9
ASE Test Holdings, Ltd.	ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ISE Labs, Inc.	ISE Services, Inc.	Engaged in turnkey services of semiconductors	U.S.A.	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

Global Advanced Packaging Technology Limited	ASE Assembly & Test (Shanghai) Limited (“ASESH”)	Engaged in the packaging and testing of semiconductors and leasing of properties	Shanghai, China	100.0	100.0
ASESH	Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
	ISE Labs, China, Ltd.	Engaged in the testing of semiconductor	Shanghai, China	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd. (“DH”)	Engaged in the development, construction and sale of real estate properties	Shanghai, China	60.0	60.0
DH	Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of properties for shopping center	Kun Shan, China	100.0	100.0
	Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Yao Estate Development Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Fan Business Management Co., Ltd.	Engaged in the management of commercial complex services and department store trading	Shanghai, China	100.0	100.0
ASE Corporation	ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
	ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
ASE Mauritius Inc.	ASEMTL	Engaged in the production of substrates	Shanghai, China	91.5	91.5
	ASEEMSH	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	—	91.5

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

ASE Labuan Inc.	ASE Electronics Inc.	Engaged in the production of substrates	R.O.C.	100.0	100.0
ASEMTL	Advanced Semiconductor Engineering (HK) Limited	Engaged in the trading of substrates	Hong Kong	100.0	100.0
	DH	Engaged in the development, construction and sale of real estate properties (spun off to ASEEMSH in November 2023)	Shanghai, China	40.0	—
	Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	0.8	0.8
ASEEMSH	DH	Engaged in the development, construction and sale of real estate properties (spun off from ASEMTL in November 2023)	Shanghai, China	—	40.0
USIINC	Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
Huntington Holdings International Co., Ltd.	Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
	Real Tech Holdings Limited	Holding company	British Virgin Islands	100.0	100.0
	Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	100.0	100.0
Real Tech Holdings Limited	USI Enterprise Limited (“USIE”)	Engaged in the service of investment advisory and warehousing management	Hong Kong	100.0	100.0
USIE	USISH	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	77.2	77.0
USISH	Universal Global Technology Co., Limited	Holding company	Hong Kong	100.0	100.0
	Universal Global Technology (Kunshan) Co., Ltd. (“UGKS”)	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	100.0	100.0
	Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	100.0	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sales of electronic components and telecommunications equipment	Shanghai, China	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd. (“USISZ”)	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Technology (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services	Huizhou, China	100.0	100.0
	FINANCIERE AFG (”FAFG”)	Holding company	France	10.4	10.4
Universal Global Technology Co., Limited	Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	100.0	100.0
	Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services	R.O.C.	100.0	100.0
	USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	100.0	100.0
	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	100.0	100.0
	USI Japan Co., Ltd.	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories	Japan	100.0	100.0
	USISZ	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	Universal Global Electronics Co., Ltd. (“UGHK”)	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory	Hong Kong	100.0	100.0
	Universal Scientific Industrial (France)	Engaged in investing activities	France	100.0	100.0
	UNIVERSAL SCIENTIFIC INDUSTRIAL VIETNAM COMPANY LIMITED	Engaged in IC assembly for wearable devices	Vietnam	100.0	100.0
	Universal Ample Technology Co., Limited	Holding company, and was established in May 2023	Hong Kong	—	75.1
Universal Global Industrial Co., Limited	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	(Note 1)	(Note 1)
UGTW	Universal Scientific Industrial Co., Ltd.	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories	R.O.C.	100.0	100.0
UGHK	Universal Scientific Industrial Poland Sp. z o.o.	Engaged in the design and manufacturing of electronic components and new electronic applications	Poland	100.0	100.0
Universal Global Electronics (Shanghai) Co., Ltd.	USI Science and Technology (Shenzhen) Co., Ltd.	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties	Shenzhen, China	100.0	100.0
Universal Ample Technology Co., Limited	setus 80. GmbH	Holding company, and was established in May 2023	Germany	—	100.0
setus 80. GmbH	Hirschmann Car Communication Holding S.a.r.l. (“Hirschmann”)	Holding company	Luxembourg	—	100.0

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

Hirschmann	Hirschmann Car Communication GmbH	Engaged in the research and development, manufacturing and sales of PCBAs and tuners	Germany	—	100.0
	Hirschmann Car Communication Kft.	Engaged in the manufacturing and sales of antennas, RF amplifiers, connectors and wave straps	Hungary	—	100.0
	Hirschmann Car Communication, Inc.	Engaged in the research and development, and sales marketing	U.S.A.	—	100.0
Hirschmann Car Communication GmbH	Hirschmann Car Communication S.A.S.	Engaged in the research and development, and sales marketing	France	—	100.0
	Hirschmann Car Communication (Shanghai) Co., Ltd.	Engaged in the sales of antennas, RF amplifiers and wave straps, PCBs, and tuners	Shanghai, China	—	100.0
Universal Scientific Industrial (France)	FAFG	Holding company	France	89.6	89.6
FAFG	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	100.0	100.0
	ASTEELFLASH (BEDFORD) LIMITED	Engaged in the design and manufacturing of electronic components	United Kingdom	100.0	100.0
	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	99.9	99.9
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH HONG KONG LIMITED	Holding company	Hong Kong	100.0	100.0
	ASTEELFLASH GERMANY GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH US HOLDING CORP.	Holding company	U.S.A.	100.0	100.0
	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	0.5	0.5

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components	Czech Republic	100.0	100.0
ASTEELFLASH (BEDFORD) LIMITED	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH TECHNOLOGIE	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	(Note 1)	(Note 1)
ASTEELFLASH FRANCE	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEELFLASH TECHNOLOGIE	Engaged in projection of plastic and the design and manufacturing of industrial components	France	100.0	100.0
	ASTEELFLASH BRETAGNE	Engaged in the design and manufacturing of electronic components	France	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
	AFERH TUNISIE	Engaged in the management, training and consulting of organization and human resources	Tunisia	99.5	99.5
ASTEELFLASH HONG KONG LIMITED	Asteelflash Suzhou Co., Ltd.	Engaged in the design and manufacturing of electronic components	Suzhou, China	100.0	100.0
Asteelflash Suzhou Co., Ltd.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH GERMANY GmbH	ASTEELFLASH HERSFELD GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH EBERBACH GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—

			Establishment	Percentage of Ownership (%)
			and Operating	December 31
Name of Investor	Name of Investee	Main Businesses	Location	2022	2023

	ASTEELFLASH BONN GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—
	ASTEELFLASH SCHWANDORF GmbH	Merged by ASTEELFLASH HERSFELD GmbH in November 2023	Germany	100.0	—
	ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	EN ELECTRONIC NETWORK SRL	Engaged in the design and manufacturing of electronic components	Romania	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH MEXICO S.A. de C.V.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH US HOLDING CORP.	ASTEELFLASH USA CORP.	Engaged in the design and manufacturing of electronic components	U.S.A.	100.0	100.0
ASTEELFLASH USA CORP.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
SPIL	SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	100.0	100.0
	Siliconware Precision Malaysia Sdn. Bhd.	Engaged in the assembly and testing, and was established in September 2023	Malaysia	—	100.0
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	100.0	100.0
	SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	100.0	100.0
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0

Note 1:	The number of shares held was 1 share or 3 shares and the percentage of ownership was less than 0.1%.